Financial instruments (Tables)	9 Months Ended
Jul. 31, 2021
Statement [Line Items]
Summary of Credit Risk Exposures	Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	July 31, 2021			April 30 2021	October 31 2020
($ millions)	AIRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$390,198	$64,395	$454,593	$429,957	$486,658
Undrawn commitments	111,842	3,438	115,280	113,237	115,420
Other exposures (4)	116,267	8,278	124,545	135,089	120,903
Total non-retail	$618,307	$76,111	$694,418	$678,283	$722,981
Retail
Drawn (5)	$245,956	$89,811	$335,767	$320,819	$308,408
Undrawn commitments	49,574	–	49,574	48,463	52,835
Total retail	$295,530	$89,811	$385,341	$369,282	$361,243
Total	$913,837	$165,922	$1,079,759	$1,047,565	$1,084,224
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.

Summary of VaR by Risk Factor
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	July 31, 2021			July 31	April 30	July 31
($ millions)	Average	High	Low	2021	2021	2020
Credit spread plus interest rate	$10.8	$13.5	$8.6	$9.1	$10.8	$14.8
Credit spread	4.5	5.7	3.4	4.1	4.8	15.6
Interest rate	10.6	13.4	8.6	9.7	13.9	15.9
Equities	3.6	7.6	2.2	3.2	9.4	12.8
Foreign exchange	2.5	4.2	1.4	1.8	3.0	3.2
Commodities	3.5	7.8	1.1	1.4	4.1	5.5
Debt specific	2.2	3.3	2.0	2.3	2.3	6.0
Diversification effect	(10.3)	–	–	(7.2)	(13.0)	(23.1)
Total VaR	$12.3	$18.7	$9.5	$10.6	$16.6	$19.2
Total Stressed VaR	$35.0	$43.5	$25.5	$39.4	$37.6	$16.9

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value			Cumulative change in fair value (1)
	As at			For the three months ended				As at
($ millions)	July 31 2021	April 30 2021	July 31 2020	July 31 2021	April 30 2021	July 31 2020	July 31 2021	April 30 2021	July 31 2020
Liabilities
Senior note liabilities (2)	$21,961	$20,406	$17,522	$(554)	$197	$(1,296)	$(904)	$(350)	$(36)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank's Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount (1)	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value due to changes in own credit risk (1)
As at July 31, 2021	$21,057	$21,961	$(904)	$72	$(705)
As at April 30, 2021	$20,056	$20,406	$(350)	$(140)	$(777)
As at July 31, 2020	$17,486	$17,522	$(36)	$(585)	$(248)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	July 31, 2021		April 30, 2021		October 31, 2020
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$75,881	$75,881	$52,017	$52,017	$76,460	$76,460
Trading assets	141,120	141,120	144,247	144,247	117,839	117,839
Securities purchased under resale agreements and securities borrowed	129,013	129,013	131,081	131,081	119,747	119,747
Derivative financial instruments	41,904	41,904	40,573	40,573	45,065	45,065
Investment securities – fair value	61,172	61,172	63,182	63,182	79,745	79,745
Investment securities – amortized cost	20,739	20,562	22,140	21,925	32,129	31,644
Loans	634,828	627,749	617,096	608,165	612,368	603,263
Customers’ liability under acceptances	17,023	17,023	15,596	15,596	14,228	14,228
Other financial assets	13,853	13,853	13,789	13,789	12,700	12,700
Liabilities:
Deposits	797,346	794,386	759,760	756,661	755,395	750,838
Financial instruments designated at fair value through profit or loss	21,961	21,961	20,406	20,406	18,899	18,899
Acceptances	17,085	17,085	15,668	15,668	14,305	14,305
Obligations related to securities sold short	43,276	43,276	41,768	41,768	31,902	31,902
Derivative financial instruments	38,894	38,894	39,868	39,868	42,247	42,247
Obligations related to securities sold under repurchase agreements and securities lent	112,516	112,516	115,969	115,969	137,763	137,763
Subordinated debentures	6,870	6,418	6,871	6,439	7,827	7,405
Other financial liabilities	39,960	39,735	40,669	39,906	43,776	42,660

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

				As at
	July 31, 2021				April 30, 2021
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$759	$–	$759	$–	$553	$–	$553
Trading assets
Loans	–	6,793	–	6,793	–	6,532	–	6,532
Canadian federal government and government guaranteed debt	9,029	3,954	–	12,983	11,136	3,992	–	15,128
Canadian provincial and municipal debt	–	8,540	–	8,540	–	10,313	–	10,313
US treasury and other US agencies’ debt	6,678	–	–	6,678	10,754	–	–	10,754
Other foreign governments’ debt	7,486	2,622	–	10,108	9,153	2,980	–	12,133
Corporate and other debt	2	12,093	4	12,099	–	11,463	4	11,467
Income funds	216	–	–	216	164	–	–	164
Equity securities	82,665	286	–	82,951	77,049	36	72	77,157
Other	752	–	–	752	599	–	–	599
	$106,828	$35,047	$4	$141,879	$108,855	$35,869	$76	$144,800
Investment securities (2)
Canadian federal government and government guaranteed debt	$1,280	$6,903	$–	$8,183	$984	$10,994	$–	$11,978
Canadian provincial and municipal debt	108	8,131	–	8,239	102	9,644	–	9,746
US treasury and other US agencies’ debt	7,070	2,727	–	9,797	7,068	3,007	–	10,075
Other foreign governments’ debt	14,433	15,409	19	29,861	12,422	14,556	22	27,000
Corporate and other debt	437	875	29	1,341	293	792	26	1,111
Equity securities	2,358	251	1,142	3,751	2,055	196	1,021	3,272
	$25,686	$34,296	$1,190	$61,172	$22,924	$39,189	$1,069	$63,182
Derivative financial instruments
Interest rate contracts	$–	$14,729	$11	$14,740	$–	$14,522	$2	$14,524
Foreign exchange and gold contracts	–	17,926	–	17,926	–	17,765	–	17,765
Equity contracts	105	3,365	23	3,493	93	3,151	11	3,255
Credit contracts	–	171	–	171	–	186	–	186
Commodity contracts	–	5,574	–	5,574	–	4,843	–	4,843
	$105	$41,765	$34	$41,904	$93	$40,467	$13	$40,573
Liabilities:
Deposits	$–	$176	$–	$176	$–	$135	$–	$135
Financial liabilities designated at fair value through profit or loss	–	21,842	119	21,961	–	20,290	116	20,406
Obligations related to securities sold short	36,225	7,051	–	43,276	34,414	7,354	–	41,768

Derivative financial instruments
Interest rate contracts	–	13,509	63	13,572	–	13,595	73	13,668
Foreign exchange and gold contracts	–	16,836	–	16,836	–	18,073	–	18,073
Equity contracts	266	3,730	6	4,002	260	3,713	2	3,975
Credit contracts	–	33	–	33	–	37	–	37
Commodity contracts	–	4,451	–	4,451	–	4,115	–	4,115
	$266	$38,559	$69	$38,894	$260	$39,533	$75	$39,868
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Excludes debt investment securities measured at amortized cost of $20,562 (April 30, 2021 – $21,925).

	As at October 31, 2020
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$1,181	$–	$1,181
Trading assets
Loans	–	8,352	–	8,352
Canadian federal government and government guaranteed debt	9,154	3,882	–	13,036
Canadian provincial and municipal debt	–	9,320	–	9,320
US treasury and other US agencies’ debt	5,182	–	–	5,182
Other foreign governments’ debt	9,230	3,415	–	12,645
Corporate and other debt	–	10,570	18	10,588
Income funds	121	–	–	121
Equity securities	57,078	361	–	57,439
Other	1,156	–	–	1,156
	$81,921	$37,081	$18	$119,020
Investment securities (2)
Canadian federal government and government guaranteed debt	$1,728	$15,100	$–	$16,828
Canadian provincial and municipal debt	93	17,454	–	17,547
US treasury and other US agencies’ debt	11,930	1,299	–	13,229
Other foreign governments’ debt	14,101	13,798	23	27,922
Corporate and other debt	265	850	23	1,138
Equity securities	1,954	263	864	3,081
	$30,071	$48,764	$910	$79,745
Derivative financial instruments
Interest rate contracts	$–	$21,013	$4	$21,017
Foreign exchange and gold contracts	–	17,943	–	17,943
Equity contracts	290	2,655	3	2,948
Credit contracts	–	480	–	480
Commodity contracts	–	2,677	–	2,677
	$290	$44,768	$7	$45,065
Liabilities:
Deposits	$–	$73	$–	$73
Financial liabilities designated at fair value through profit or loss	–	18,899	–	18,899
Obligations related to securities sold short	25,584	6,318	–	31,902

Derivative financial instruments
Interest rate contracts	–	16,937	17	16,954
Foreign exchange and gold contracts	–	19,511	–	19,511
Equity contracts	599	2,133	2	2,734
Credit contracts	–	53	–	53
Commodity contracts	–	2,995	–	2,995
	$599	$41,629	$19	$42,247
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Excludes debt investment securities measured at amortized cost of $31,644.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended July 31, 2021.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at July 31, 2021
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Corporate and other debt	$4	$–	$–	$–	$–	$–	$4	$–
Equity securities	72	–	–	–	(72)	–	–	–
	76	–	–	–	(72)	–	4	–
Investment securities
Other foreign governments’ debt	22	–	(3)	–	–	–	19	n/a
Corporate and other debt	26	–	3	–	–	–	29	–
Equity securities	1,021	71	22	90	(62)	–	1,142	71
	1,069	71	22	90	(62)	–	1,190	71
Derivative financial instruments – assets
Interest rate contracts	2	–	–	9	–	–	11	–
Equity contracts	11	(1)	–	2	–	11	23	(1	) (2)

Derivative financial instruments – liabilities
Interest rate contracts	(73)	(11)	–	(1)	–	22	(63)	(11	) (3)
Equity contracts	(2)	1	–	(5)	–	–	(6)	1	(2)
	(62)	(11)	–	5	–	33	(35)	(11)
Financial liabilities designated at fair value through profit or loss	(116)	(3)	–	–	–	–	(119)	(3)
Total	$967	$57	$22	$95	$(134)	$33	$1,040	$57
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2021 and October 31, 2020.

	As at April 30, 2021
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$20	$6	$–	$–	$(22)	$72	$76
Investment securities	1,005	76	(10)	49	(51)	–	1,069
Derivative financial instruments	(51)	1	–	(17)	–	5	(62)
Financial liabilities designated at fair value through profit or loss	–	1	–	(81)	–	(36)	(116)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2020
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$15	$3	$–	$–	$–	$–	$18
Investment securities	898	14	7	43	(24)	(28)	910
Derivative financial instruments	(36)	5	–	(7)	25	1	(12)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.